Supplemental Consolidating Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Supplemental Consolidating Financial Information
Supplemental Consolidating Financial Information

13. Supplemental Consolidating Financial Information

Radiation Therapy Services, Inc. (RTS) payment obligations under the senior secured credit facility and senior subordinated notes are guaranteed by Radiation Therapy Services Holdings, Inc. (Parent) and certain domestic subsidiaries of RTS (Subsidiary Guarantors and, collectively with Parent, the “Guarantors”). The consolidated joint ventures and professional corporations of the Company are non-guarantors. Such guarantees are full, unconditional and joint and several. The following supplemental financial information sets forth, on an unconsolidated basis, balance sheets, statements of comprehensive income (loss), and statements of cash flows information for Parent, the Subsidiary Guarantors and the non-guarantor subsidiaries. The supplemental financial information reflects the investment of Parent and RTS and subsidiary guarantors using the equity method of accounting.

CONSOLIDATING BALANCE SHEETS (UNAUDITED)

AS OF MARCH 31, 2012

(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$114	$53	$1,874	$10,366	$—	$12,407
Accounts receivable, net	—	—	53,813	47,356	—	101,169
Intercompany receivables	6,305	—	82,360	—	(88,665)	—
Prepaid expenses	—	79	4,513	1,297	—	5,889
Inventories	—	—	4,388	539	—	4,927
Deferred income taxes	(35)	(1,924)	4,925	3	—	2,969
Other	6	872	2,624	955	—	4,457
Total current assets	6,390	(920)	154,497	60,516	(88,665)	131,818
Equity investments in joint ventures	139,037	867,212	113,675	49	(1,119,451)	522
Property and equipment, net	—	—	208,977	35,315	—	244,292
Real estate subject to finance obligation	—	—	13,735	—	—	13,735
Goodwill	—	—	489,080	80,821	—	569,901
Intangible assets, net	—	2,782	20,901	22,126	—	45,809
Other assets	—	15,554	6,722	8,181	—	30,457
Intercompany note receivable	—	—	—	—	—	—
Total assets	$145,427	$884,628	$1,007,587	$207,008	$(1,208,116)	$1,036,534
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$795	$33,174	$5,433	$—	$39,402
Intercompany payables	—	68,367	—	20,235	(88,602)	—
Accrued expenses	(16)	17,073	30,301	6,565	—	53,923
Income taxes payable	(126)	1,624	2,325	1,661	—	5,484
Current portion of long-term debt	—	8,365	9,868	4,544	—	22,777
Current portion of finance obligation	—	—	184	—	—	184
Other current liabilities	—	—	2,518	2,856	—	5,374
Total current liabilities	(142)	96,224	78,370	41,294	(88,602)	127,144
Long-term debt, less current portion	—	660,268	19,463	2,254	—	681,985
Finance obligation, less current portion	—	—	14,133	—	—	14,133
Other long-term liabilities	—	1,041	15,512	6,589	—	23,142
Deferred income taxes	(3,882)	(11,942)	21,591	4,498	(6)	10,259
Intercompany note payable	—	—	—	—	—	—
Total liabilities	(4,024)	745,591	149,069	54,635	(88,608)	856,663
Noncontrolling interests—redeemable	—	—	—	—	12,925	12,925
Total Radiation Therapy Services Holdings, Inc. shareholder’s equity	149,451	139,037	858,518	152,373	(1,149,929)	149,450
Noncontrolling interests—nonredeemable	—	—	—	—	17,496	17,496
Total equity	149,451	139,037	858,518	152,373	(1,132,433)	166,946
Total liabilities and equity	$145,427	$884,628	$1,007,587	$207,008	$(1,208,116)	$1,036,534

CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2012

(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Revenues:
Net patient service revenue	$—	$—	$116,659	$58,889	$—	$175,548
Other revenue	—	—	2,134	144	—	2,278
(Loss) income from equity investment	(10,340)	6,772	957	12	2,218	(381)
Intercompany revenue	—	31	17,690	—	(17,721)	—
Total revenues	(10,340)	6,803	137,440	59,045	(15,503)	177,445
Expenses:
Salaries and benefits	95	—	72,095	21,653	—	93,843
Medical supplies	—	—	12,628	2,832	—	15,460
Facility rent expenses	—	—	8,123	1,467	—	9,590
Other operating expenses	—	—	6,097	2,604	—	8,701
General and administrative expenses	—	274	15,594	3,814	—	19,682
Depreciation and amortization	—	927	12,431	1,838	—	15,196
Provision for doubtful accounts	—	—	2,982	2,079	—	5,061
Interest expense, net	(1)	16,788	655	113	—	17,555
Foreign currency transaction loss	—	—	—	49	—	49
Loss on foreign currency derivative contracts	—	594	—	—	—	594
Intercompany expenses	—	118	—	17,603	(17,721)	—
Total expenses	94	18,701	130,605	54,052	(17,721)	185,731
(Loss) income before income taxes	(10,434)	(11,898)	6,835	4,993	2,218	(8,286)
Income tax expense	—	(1,891)	92	1,916	(7)	110
Net (loss) income	(10,434)	(10,007)	6,743	3,077	2,225	(8,396)
Net income attributable to noncontrolling interests—redeemable and non-redeemable	—	—	—	—	(1,153)	(1,153)
Net (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	(10,434)	(10,007)	6,743	3,077	1,072	(9,549)
Unrealized comprehensive loss:	—	(333)	—	(528)	—	(861)
Comprehensive (loss) income	(10,434)	(10,340)	6,743	2,549	2,225	(9,257)
Comprehensive income attributable to noncontrolling interests-redeemable and non-redeemable:	—	—	—	—	(1,177)	(1,177)
Comprehensive (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	$(10,434)	$(10,340)	$6,743	$2,549	$1,048	$(10,434)

CONSOLIDATING STATEMENT OF CASH FLOWS (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2012

(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Net (loss) income	$(10,434)	$(10,007)	$6,743	$3,077	$2,225	$(8,396)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	—	10,996	1,454	—	12,450
Amortization	—	927	1,435	384	—	2,746
Deferred rent expense	—	—	251	65	—	316
Deferred income taxes	—	10	38	(148)	(6)	(106)
Stock-based compensation	95	—	—	—	—	95
Provision for doubtful accounts	—	—	2,982	2,079	—	5,061
Loss on the sale of property and equipment	—	—	90	—	—	90
Amortization of termination of interest rate swap	—	(84)	—	—	—	(84)
Loss on foreign currency transactions	—	—	—	9	—	9
Loss on foreign currency derivative contracts	—	594	—	—	—	594
Amortization of debt discount	—	218	—	—	—	218
Amortization of loan costs	—	1,334	—	—	—	1,334
Equity interest in net loss (earnings) of joint ventures	10,340	(6,772)	(957)	(12)	(2,218)	381
Distribution received from unconsolidated joint ventures	—	—	9	—	—	9
Changes in operating assets and liabilities:
Accounts receivable and other receivables	—	—	(12,854)	(5,918)	—	(18,772)
Income taxes payable	—	71	(4)	133	—	200
Inventories and other current assets	—	—	(227)	(165)	—	(392)
Prepaid expenses	—	(27)	765	(543)	—	195
Intercompany payable / receivable	(53)	(15,821)	10,603	5,272	(1)	—
Accounts payable	—	186	11,336	(206)	—	11,316
Accrued deferred compensation	—	—	152	47	—	199
Accrued expenses	(16)	9,271	1,953	166	—	11,374
Net cash (used in) provided by operating activities	(68)	(20,100)	33,311	5,694	—	18,837
Cash flows from investing activities
Purchases of property and equipment	—	—	(5,836)	(1,066)	—	(6,902)
Acquisition of medical practices	—	—	(23,053)	(50)	—	(23,103)
Proceeds from the sale of property and equipment	—	—	26	—	—	26
Loans to employees	—	—	(133)	(3)	—	(136)
Intercompany notes to / from affiliates	—	—	—	—	—	—
Contribution of capital to joint venture entities	—	—	(225)	—	—	(225)
Distributions received from joint venture entities	—	406	1,529	—	(1,935)	—
Payment of foreign currency derivative contracts	—	(292)	—	—	—	(292)
Premiums on life insurance policies	—	—	—	(155)	—	(155)
Change in other assets and other liabilities	(2)	—	409	(252)	—	155
Net cash (used in) provided by investing activities	(2)	114	(27,283)	(1,526)	(1,935)	(30,632)
Cash flows from financing activities
Proceeds from issuance of debt	—	—	—	560	—	560
Net proceeds from revolving credit facility	—	20,000	—	—	—	20,000
Principal repayments of debt	—	—	(4,861)	(738)	—	(5,599)
Repayments of finance obligation	—	—	(26)	—	—	(26)
Cash distributions to noncontrolling interest holders—redeemable and non-redeemable	—	—	—	—	(905)	(905)
Cash distributions to shareholders	—	—	—	(2,840)	2,840	—
Net cash provided by (used in) financing activities	—	20,000	(4,887)	(3,018)	1,935	14,030
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(5)	—	(5)
Net (decrease) increase in cash and cash equivalents	(70)	14	1,141	1,145	—	2,230
Cash and cash equivalents, beginning of period	184	39	733	9,221	—	10,177
Cash and cash equivalents, end of period	$114	$53	$1,874	$10,366	$—	$12,407

CONSOLIDATING BALANCE SHEETS

AS OF DECEMBER 31, 2011

(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$184	$39	$733	$9,221	$—	$10,177
Accounts receivable, net	—	—	44,135	42,959	—	87,094
Intercompany receivables	6,335	—	91,477	—	(97,812)	—
Prepaid expenses	—	52	4,968	711	—	5,731
Inventories	—	—	4,140	168	—	4,308
Deferred income taxes	(35)	(1,924)	4,925	3	—	2,969
Other	4	814	4,397	810	—	6,025
Total current assets	6,488	(1,019)	154,775	53,872	(97,812)	116,304
Equity investments in joint ventures	149,377	778,355	123,310	42	(1,050,392)	692
Property and equipment, net	—	—	201,806	34,605	—	236,411
Real estate subject to finance obligation	—	—	13,719	—	—	13,719
Goodwill	—	82,491	384,001	90,055	—	556,547
Intangible assets, net	—	3,710	15,936	22,747	—	42,393
Other assets	—	17,248	7,089	8,189	—	32,526
Intercompany note receivable	—	—	—	—	—	—
Total assets	$155,865	$880,785	$900,636	$209,510	$(1,148,204)	$998,592
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$609	$21,838	$5,301	$—	$27,748
Intercompany payables	—	84,272	—	13,473	(97,745)	—
Accrued expenses	—	7,802	28,337	6,457	—	42,596
Income taxes payable	(126)	1,553	2,329	1,554	—	5,310
Current portion of long-term debt	—	—	9,923	4,022	—	13,945
Current portion of finance obligation	—	—	161	—	—	161
Other current liabilities	—	—	3,886	2,729	—	6,615
Total current liabilities	(126)	94,236	66,474	33,536	(97,745)	96,375
Long-term debt, less current portion	—	648,415	13,757	2,916	—	665,088
Finance obligation, less current portion	—	—	14,105	—	—	14,105
Other long-term liabilities	—	708	15,460	6,491	—	22,659
Deferred income taxes	(3,882)	(11,951)	21,553	4,623	—	10,343
Intercompany note payable	—	—	—	—	—	—
Total liabilities	(4,008)	731,408	131,349	47,566	(97,745)	808,570
Noncontrolling interests—redeemable	—	—	—	—	12,728	12,728
Total Radiation Therapy Services Holdings, Inc. shareholder’s equity	159,873	149,377	769,287	161,944	(1,080,608)	159,873
Noncontrolling interests—nonredeemable	—	—	—	—	17,421	17,421
Total equity	159,873	149,377	769,287	161,944	(1,063,187)	177,294
Total liabilities and equity	$155,865	$880,785	$900,636	$209,510	$(1,148,204)	$998,592

CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2011

(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Revenues:
Net patient service revenue	$—	$—	$113,665	$41,418	$—	$155,083
Other revenue	—	—	1,459	245	—	1,704
(Loss) income from equity investment	(2,657)	11,629	1,726	(1)	(10,947)	(250)
Intercompany revenue	—	206	19,677	—	(19,883)	—
Total revenues	(2,657)	11,835	136,527	41,662	(30,830)	156,537
Expenses:
Salaries and benefits	680	—	68,999	11,220	—	80,899
Medical supplies	—	—	11,788	703	—	12,491
Facility rent expenses	—	—	7,006	817	—	7,823
Other operating expenses	—	—	6,019	1,439	—	7,458
General and administrative expenses	5	399	15,782	1,650	—	17,836
Depreciation and amortization	—	—	11,327	1,128	—	12,455
Provision for doubtful accounts	—	—	2,282	1,519	—	3,801
Interest expense, net	(2)	14,087	513	(105)	—	14,493
Gain on fair value adjustment of previously held equity investment	—	—	(234)	—	—	(234)
Foreign currency transaction loss	—	—	—	10	—	10
Loss on foreign currency derivative contracts	—	116	—	—	—	116
Intercompany expenses	7	—	—	19,876	(19,883)	—
Total expenses	690	14,602	123,482	38,257	(19,883)	157,148
(Loss) income before income taxes	(3,347)	(2,767)	13,045	3,405	(10,947)	(611)
Income tax (benefit) expense	—	1,186	1,120	16	144	2,466
Net (loss) income	(3,347)	(3,953)	11,925	3,389	(11,091)	(3,077)
Net income attributable to noncontrolling interests—redeemable and non-redeemable	—	—	—	—	(1,439)	(1,439)
Net (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	(3,347)	(3,953)	11,925	3,389	(12,530)	(4,516)
Unrealized comprehensive income (loss):	—	1,296	—	(155)	—	1,141
Comprehensive (loss) income	(3,347)	(2,657)	11,925	3,234	(11,091)	(1,936)
Comprehensive income attributable to noncontrolling interests-redeemable and non-redeemable:	—	—	—	—	(1,411)	(1,411)
Comprehensive (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	$(3,347)	$(2,657)	$11,925	$3,234	$(12,502)	$(3,347)

CONSOLIDATING STATEMENT OF CASH FLOWS (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2011

(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Net (loss) income	$(3,347)	$(3,953)	$11,925	$3,389	$(11,091)	$(3,077)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	—	9,816	1,013	—	10,829
Amortization	—	—	1,511	115	—	1,626
Deferred rent expense	—	—	229	60	—	289
Deferred income taxes	—	527	1,209	188	44	1,968
Stock-based compensation	680	—	—	—	—	680
Provision for doubtful accounts	—	—	2,282	1,519	—	3,801
Gain on the sale of property and equipment	—	—	(8)	—	—	(8)
Gain on fair value adjustment of previously held equity investment	—	—	(234)	—	—	(234)
Loss on foreign currency transactions	—	—	—	49	—	49
Loss on foreign currency derivative contracts	—	116	—	—	—	116
Amortization of debt discount	—	192	—	—	—	192
Amortization of loan costs	—	1,014	—	—	—	1,014
Equity interest in net loss (earnings) of joint ventures	2,657	(11,629)	(1,726)	1	10,947	250
Changes in operating assets and liabilities:
Accounts receivable and other receivables	—	—	(10,863)	(4,734)	—	(15,597)
Income taxes payable	—	635	(89)	(814)	(69)	(337)
Inventories and other current assets	—	—	(681)	4	—	(677)
Prepaid expenses	—	(57)	806	16	—	765
Intercompany payable / receivable	(276)	2,393	(5,776)	3,490	169	—
Accounts payable	—	(237)	3,715	(634)	—	2,844
Accrued expenses	—	10,776	3,213	(102)	—	13,887
Net cash (used in) provided by operating activities	(286)	(223)	15,329	3,560	—	18,380
Cash flows from investing activities
Purchases of property and equipment	—	—	(10,878)	(535)	—	(11,413)
Acquisition of medical practices	—	—	(47,500)	5,396	—	(42,104)
Proceeds from the sale of property and equipment	—	—	5	—	—	5
Repayments from (loans to) employees	—	—	147	(12)	—	135
Intercompany notes to / from affiliates	—	—	—	—	—	—
Contribution of capital to joint venture entities	—	(47,500)	—	—	47,500	—
Distributions received from joint venture entities	—	372	1,728	—	(1,800)	300
Proceeds from sale of equity interest in a joint venture	—	—	312	—	—	312
Payment of foreign currency derivative contracts	—	(552)	—	—	—	(552)
Change in other assets and other liabilities	5	3	(100)	32	—	(60)
Net cash provided by (used in) investing activities	5	(47,677)	(56,286)	4,881	45,700	(53,377)
Cash flows from financing activities
Proceeds from issuance of debt (net of original issue discount of $625)	—	49,375	—	26	—	49,401
Principal repayments of debt	—	—	(2,433)	(23)	—	(2,456)
Repayments of finance obligation	—	—	(13)	—	—	(13)
Proceeds from equity contribution	3	—	47,500	—	(47,500)	3
Cash distributions to noncontrolling interest holders—redeemable and non-redeemable	—	—	—	—	(923)	(923)
Payments of loan costs	—	(1,534)	—	—	—	(1,534)
Cash distributions to shareholders	—	—	—	(2,723)	2,723	—
Net cash provided by (used in) financing activities	3	47,841	45,054	(2,720)	(45,700)	44,478
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(3)	—	(3)
Net (decrease) increase in cash and cash equivalents	(278)	(59)	4,097	5,718	—	9,478
Cash and cash equivalents, beginning of period	279	80	8,637	4,981	—	13,977
Cash and cash equivalents, end of period	$1	$21	$12,734	$10,699	$—	$23,455

(20) Supplemental Consolidating Financial Information

        Radiation Therapy Services, Inc. (RTS) payment obligations under the senior secured credit facility and senior subordinated notes are guaranteed by Parent and certain domestic subsidiaries of RTS (Subsidiary Guarantors and, collectively with Parent, the "Guarantors"). The consolidated joint ventures and professional corporations of the Company are non-guarantors. Such guarantees are full, unconditional and joint and several. The following supplemental financial information sets forth, on an unconsolidated basis, balance sheets, statements of operations, and statements of cash flows information for Parent, the Subsidiary Guarantors and the non-guarantor subsidiaries. The supplemental financial information reflects the investment of Parent and RTS and subsidiary guarantors using the equity method of accounting.

CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 31, 2011
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$184	$39	$733	$9,221	$—	$10,177
Accounts receivable, net	—	—	44,135	42,959	—	87,094
Intercompany receivables	6,335	—	91,477	—	(97,812)	—
Prepaid expenses	—	52	4,968	711	—	5,731
Inventories	—	—	4,140	168	—	4,308
Deferred income taxes	(35)	(1,924)	4,925	3	—	2,969
Other	4	814	4,397	810	—	6,025

Total current assets	6,488	(1,019)	154,775	53,872	(97,812)	116,304
Equity investments in joint ventures	149,377	778,355	123,310	42	(1,050,392)	692
Property and equipment, net	—	—	201,806	34,605	—	236,411
Real estate subject to finance obligation	—	—	13,719	—	—	13,719
Goodwill	—	82,491	384,001	90,055	—	556,547
Intangible assets, net	—	3,710	15,936	22,747	—	42,393
Other assets	—	17,248	7,089	8,189	—	32,526
Intercompany note receivable	—	—	—	—	—	—

Total assets	$155,865	$880,785	$900,636	$209,510	$(1,148,204)	$998,592

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$609	$21,838	$5,301	$—	$27,748
Intercompany payables	—	84,272	—	13,473	(97,745)	—
Accrued expenses	—	7,802	28,337	6,457	—	42,596
Income taxes payable	(126)	1,553	2,329	1,554	—	5,310
Current portion of long-term debt	—	—	9,923	4,022	—	13,945
Current portion of finance obligation	—	—	161	—	—	161
Other current liabilities	—	—	3,886	2,729	—	6,615

Total current liabilities	(126)	94,236	66,474	33,536	(97,745)	96,375
Long-term debt, less current portion	—	648,415	13,757	2,916	—	665,088
Finance obligation, less current portion	—	—	14,105	—	—	14,105
Other long-term liabilities	—	708	15,460	6,491	—	22,659
Deferred income taxes	(3,882)	(11,951)	21,553	4,623	—	10,343
Intercompany note payable	—	—	—	—	—	—

Total liabilities	(4,008)	731,408	131,349	47,566	(97,745)	808,570
Noncontrolling interests—redeemable	—	—	—	—	12,728	12,728
Total Radiation Therapy Services Holdings, Inc. shareholder's equity	159,873	149,377	769,287	161,944	(1,080,608)	159,873
Noncontrolling interests—nonredeemable	—	—	—	—	17,421	17,421

Total equity	159,873	149,377	769,287	161,944	(1,063,187)	177,294

Total liabilities and equity	$155,865	$880,785	$900,636	$209,510	$(1,148,204)	$998,592

CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
YEAR ENDED DECEMBER 31, 2011
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Revenues:
Net patient service revenue	$—	$—	$435,258	$203,432	$—	$638,690
Other revenue	—	1	6,574	488	—	7,063
(Loss) income from equity investment	(363,552)	(342,738)	2,633	(6)	702,627	(1,036)
Intercompany revenue	—	742	80,897	2	(81,641)	—

Total revenues	(363,552)	(341,995)	525,362	203,916	620,986	644,717
Expenses:
Salaries and benefits	1,461	—	263,483	61,838	—	326,782
Medical supplies	—	—	46,590	5,248	—	51,838
Facility rent expenses	—	—	28,902	4,473	—	33,375
Other operating expenses	—	—	23,768	10,224	—	33,992
General and administrative expenses	6	1,929	68,500	11,253	—	81,688
Depreciation and amortization	—	928	46,764	6,392	—	54,084
Provision for doubtful accounts	—	—	11,276	4,841	—	16,117
Interest expense, net	(6)	58,433	2,482	(253)	—	60,656
Impairment loss	—	—	359,857	782	—	360,639
Loss (gain) on investments	—	—	251	(1)	—	250
Gain on fair value adjustment of previously held equity investment	—	—	(234)	—	—	(234)
Foreign currency transaction loss	—	—	—	106	—	106
Loss on forward currency derivative contracts	—	672	—	—	—	672
Intercompany expenses	—	—	2	81,639	(81,641)	—

Total expenses	1,461	61,962	851,641	186,542	(81,641)	1,019,965

(Loss) income before income taxes	(365,013)	(403,957)	(326,279)	17,374	702,627	(375,248)
Income tax expense	(9,735)	(37,977)	16,547	5,800	—	(25,365)

Net (loss) income	(355,278)	(365,980)	(342,826)	11,574	702,627	(349,883)
Net income attributable to noncontrolling interests—redeemable and non-redeemable	—	—	—	—	(3,558)	(3,558)

Net (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	(355,278)	(365,980)	(342,826)	11,574	699,069	(353,441)
Unrealized comprehensive income (loss):	—	2,428	—	(4,909)	—	(2,481)

Comprehensive (loss) income	(355,278)	(363,552)	(342,826)	6,665	702,627	(352,364)

Comprehensive income attributable to noncontrolling interests—redeemable and non-redeemable:	—	—	—	—	(2,914)	(2,914)

Comprehensive (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	$(355,278)	$(363,552)	$(342,826)	$6,665	$699,713	$(355,278)

CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2011
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Net (loss) income	$(355,278)	$(365,980)	$(342,826)	$11,574	$702,627	$(349,883)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	—	40,822	5,150	—	45,972
Amortization	—	928	5,942	1,242	—	8,112
Deferred rent expense	—	—	1,069	202	—	1,271
Deferred income taxes	(2,141)	(38,285)	11,220	403	425	(28,378)
Stock-based compensation	1,461	—	—	—	—	1,461
Provision for doubtful accounts	—	—	11,276	4,841	—	16,117
Loss on the sale of property and equipment	—	—	235	—	—	235
Termination of a derivative interest rate swap agreement	—	(1,880)	—	—	—	(1,880)
Impairment loss	—	—	359,857	782	—	360,639
Loss on investments	—	—	251	(1)	—	250
Gain on fair value adjustment of previously held equity investment	—	—	(234)	—	—	(234)
Loss on foreign currency transactions	—	—	—	98	—	98
Loss on forward currency derivative contracts	—	672	—	—	—	672
Amortization of debt discount	—	847	—	—	—	847
Amortization of loan costs	—	4,524	—	—	—	4,524
Equity interest in net loss (earnings) of joint ventures	363,552	342,738	(2,633)	6	(702,627)	1,036
Distribution received from unconsolidated joint ventures	—	—	52	—	—	52
Changes in operating assets and liabilities:
Accounts receivable and other receivables	—	—	(11,807)	(8,973)	—	(20,780)
Income taxes payable	(568)	5,533	(7,076)	(1,684)	(598)	(4,393)
Inventories and other current assets	—	—	(1,552)	(100)	—	(1,622)
Prepaid expenses	—	(7)	2,536	310	—	2,839
Intercompany payable / receivable	(7,177)	61,149	(56,738)	2,593	173	—
Accounts payable	—	(15)	4,338	(1,515)	—	2,808
Accrued expenses	—	1,424	2,432	1,145	—	5,001

Net cash (used in) provided by operating activities	(151)	11,648	17,194	16,073	—	44,764
Cash flows from investing activities
Purchases of property and equipment	—	—	(30,733)	(5,879)	—	(36,612)
Acquisition of medical practices	—	—	(63,843)	3,957	—	(59,886)
Proceeds from the sale of property and equipment	—	—	6	—	—	6
Repayments from (loans to) employees	—	—	346	(8)	—	338
Intercompany notes to / from affiliates	—	—	—	—	—	—
Contribution of capital to joint venture entities	—	(57,647)	(299)	—	57,147	(799)
Distributions received from joint venture entities	—	1,379	6,442	—	(7,240)	581
Proceeds from sale of equity interest in a joint venture	—	—	4,432	—	(4,120)	312
Proceeds from sale of investments	—	—	1,035	—	—	1,035
Purchase of investments	—	—	—	(79)	—	(79)
Payment of foreign currency derivative contracts	—	(1,486)	—	—	—	(1,486)
Change in other assets and other liabilities	3	(1)	(233)	39	—	(192)

Net cash provided by (used in) investing activities	3	(57,755)	(82,847)	(1,970)	45,787	(96,782)

CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2011 (Continued)
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Cash flows from financing activities
Proceeds from issuance of debt	—	97,375	11,408	2,422	—	111,205
Principal repayments of debt	—	(46,500)	(10,711)	(566)	—	(57,777)
Repayments of finance obligation	—	—	(95)	—	—	(95)
Proceeds from equity contribution	3	—	57,147	—	(57,147)	3
Payments of notes receivable from shareholder	50	—	—	—	—	50
Proceeds from issuance of noncontrolling interest	—	—	—	—	4,120	4,120
Cash distributions to noncontrolling interest holders—redeemable and non-redeemable	—	—	—	—	(4,428)	(4,428)
Consolidation of noncontrolling interest	—	—	—	(33)	—	(33)
Payments of loan costs	—	(4,809)	—	—	—	(4,809)
Cash distributions to shareholders	—	—	—	(11,668)	11,668	—

Net cash provided by (used in) financing activities	53	46,066	57,749	(9,845)	(45,787)	48,236

Effect of exchange rate changes on cash and cash equivalents	—	—	—	(18)	—	(18)
Net (decrease) increase in cash and cash equivalents	(95)	(41)	(7,904)	4,240	—	(3,800)
Cash and cash equivalents, beginning of period	279	80	8,637	4,981	—	13,977

Cash and cash equivalents, end of period	$184	$39	$733	$9,221	$—	$10,177

CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2010
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$279	$80	$8,637	$4,981	$—	$13,977
Accounts receivable, net	—	—	43,901	19,670	—	63,571
Intercompany receivables	—	—	71,519	—	(71,519)	—
Income taxes receivable	—	—	—	—	—	—
Prepaid expenses	—	45	6,549	375	—	6,969
Inventories	—	—	2,579	68	—	2,647
Deferred income taxes	(517)	1,553	1,240	—	—	2,276
Other	7	—	1,507	799	—	2,313

Total current assets	(231)	1,678	135,932	25,893	(71,519)	91,753
Equity investments in joint ventures	496,340	1,028,910	44,011	—	(1,549,125)	20,136
Property and equipment, net	—	—	207,250	22,415	—	229,665
Real estate subject to finance obligation	—	—	8,100	—	—	8,100
Goodwill	—	114,064	644,699	12,135	—	770,898
Intangible assets, net	—	12,978	71,783	475	—	85,236
Other assets	—	16,963	4,420	9,159	—	30,542
Intercompany note receivable	—	—	—	—	—	—

Total assets	$496,109	$1,174,593	$1,116,195	$70,077	$(1,620,644)	$1,236,330

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$624	$17,880	$3,384	$—	$21,888
Intercompany payables	841	59,758	—	11,037	(71,636)	—
Accrued expenses	—	6,378	26,260	3,127	—	35,765
Income taxes payable	442	(3,980)	9,405	(471)	598	5,994
Current portion of long-term debt	—	—	8,780	—	—	8,780
Current portion of finance obligation	—	—	53	—	—	53
Other current liabilities	—	—	197	—	—	197

Total current liabilities	1,283	62,780	62,575	17,077	(71,038)	72,677
Long-term debt, less current portion	—	580,645	9,406	—	—	590,051
Finance obligation, less current portion	—	—	8,515	—	—	8,515
Other long-term liabilities	—	4,966	10,002	1,013	—	15,981
Deferred income taxes	(2,223)	29,862	6,648	(335)	(425)	33,527
Intercompany note payable	—	—	—	—	—	—

Total liabilities	(940)	678,253	97,146	17,755	(71,463)	720,751
Noncontrolling interests—redeemable	—	—	—	—	7,371	7,371
Total Radiation Therapy Services Holdings, Inc. shareholder's equity	497,049	496,340	1,019,049	52,322	(1,567,711)	497,049
Noncontrolling interests—nonredeemable	—	—	—	—	11,159	11,159

Total equity	497,049	496,340	1,019,049	52,322	(1,556,552)	508,208

Total liabilities and equity	$496,109	$1,174,593	$1,116,195	$70,077	$(1,620,644)	$1,236,330

CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
YEAR ENDED DECEMBER 31, 2010
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Revenues:
Net patient service revenue	$—	$—	$391,643	$144,270	$—	$535,913
Other revenue	—	—	6,377	672	—	7,049
(Loss) income from equity investment	(113,441)	(48,528)	4,354	—	158,616	1,001
Intercompany revenue	—	569	81,966	—	(82,535)	—

Total revenues	(113,441)	(47,959)	484,340	144,942	76,081	543,963
Expenses:
Salaries and benefits	1,030	—	244,692	36,580	—	282,302
Medical supplies	—	—	40,779	2,248	—	43,027
Facility rent expenses	—	—	25,166	2,719	—	27,885
Other operating expenses	—	—	23,965	3,138	—	27,103
General and administrative expenses	2	2,669	59,567	3,560	—	65,798
Depreciation and amortization	—	—	42,864	3,482	—	46,346
Provision for doubtful accounts	—	—	3,566	5,265	—	8,831
Interest expense, net	(9)	54,934	4,011	(431)	—	58,505
Loss on sale of assets of a radiation treatment center	—	—	1,903	—	—	1,903
Early extinguishment of debt	—	10,947	—	—	—	10,947
Impairment Loss	—	—	97,916	—	—	97,916
Intercompany expenses	—	—	—	82,703	(82,703)	—

Total expenses	1,023	68,550	544,429	139,264	(82,703)	670,563

(Loss) income before income taxes	(114,464)	(116,509)	(60,089)	5,678	158,784	(126,600)
Income tax (benefit) expense	(454)	(1,389)	(11,142)	6	169	(12,810)

Net (loss) income	(114,010)	(115,120)	(48,947)	5,672	158,615	(113,790)
Net income attributable to noncontrolling interests—redeemable and non-redeemable	—	—	—	—	(1,698)	(1,698)

Net (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	(114,010)	(115,120)	(48,947)	5,672	156,917	(115,488)
Unrealized comprehensive income (loss):	—	1,679	(201)	—	—	1,478

Comprehensive (loss) income	(114,010)	(113,441)	(49,148)	5,672	158,615	(112,312)

Comprehensive income attributable to noncontrolling interests-redeemable and non-redeemable:	—	—	—	—	(1,698)	(1,698)

Comprehensive (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	$(114,010)	$(113,441)	$(49,148)	$5,672	$156,917	$(114,010)

CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2010
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Net (loss) income	$(114,010)	$(115,120)	$(48,947)	$5,672	$158,615	$(113,790)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	—	35,581	3,430	—	39,011
Amortization	—	—	7,283	52	—	7,335
Deferred rent expense	—	—	895	285	—	1,180
Deferred income tax provision (benefit)	(1,627)	(1,335)	(15,976)	(335)	(425)	(19,698)
Stock-based compensation	1,030	—	—	—	—	1,030
Impairment Loss	—	—	97,916	—	—	97,916
Provision for doubtful accounts	—	—	3,566	5,265	—	8,831
Loss on the sale of property and equipment	—	—	734	—	—	734
Loss on sale of assets of a radiation treatment center	—	—	1,903	—	—	1,903
Write off of pro-rata debt discount	—	494	—	—	—	494
Write off of loan costs	—	1,593	—	—	—	1,593
Early Extinguishment of debt	—	10,947	—	—	—	10,947
Amortization of debt discount	—	791	—	—	—	791
Amortization of loan costs	—	3,350	—	—	—	3,350
Equity interest in net earnings of joint ventures	113,441	48,528	(4,354)	—	(158,616)	(1,001)
Distribution received from unconsolidated joint ventures	—	—	980	—	—	980
Changes in operating assets and liabilities:
Accounts receivable and other receivables	—	—	(11,660)	(4,406)	—	(16,066)
Income taxes receivable / payable	442	1,220	4,178	39	598	6,477
Inventories	—	—	103	4	—	107
Prepaid expenses	—	(1)	4,214	212	—	4,425
Intercompany payable / receivable	732	10,900	(9,804)	(1,656)	(172)	—
Accounts payable	—	379	8,071	4	—	8,454
Accrued expenses	—	(4,483)	8,632	(163)	5	3,991

Net cash provided by (used in) operating activities	8	(42,737)	83,315	8,403	5	48,994
Cash flows from investing activities
Purchases of property and equipment	—	—	(43,260)	(521)	—	(43,781)
Acquisition of radiation centers	—	—	(43,388)	—	—	(43,388)
Purchase of joint venture interests	—	(1,000)	—	—	—	(1,000)
Proceeds from the sale of property and equipment	—	—	1,693	—	—	1,693
Repayments from (loans to) employees	—	—	457	—	—	457
Intercompany notes to / from affiliates	—	500	—	(500)	—	—
Contribution of capital to joint venture entities	—	(8,000)	(3,711)	—	8,000	(3,711)
Proceeds from sale of equity interest in joint venture	—	—	300	308	(608)	—
Distributions received from joint venture	—	1,166	4,140	—	(5,279)	27
Change in other assets and other liabilities	—	(2,005)	(826)	28	(5)	(2,808)

Net cash provided by (used in) investing activities	—	(9,339)	(84,595)	(685)	2,108	(92,511)
Cash flows from financing activities
Proceeds from issuance of debt (net of original issue discount of $1,950)	—	316,550	—	—	—	316,550
Principal repayments of debt	—	(260,667)	(10,628)	—	—	(271,295)
Repayments of finance obligation	—	—	(302)	—	—	(302)
Payment of call premium on senior subordinated notes	—	(5,250)	—	—	—	(5,250)
Proceeds from equity contribution	156	—	8,000	—	(8,000)	156
Payments of notes receivable from shareholder	50	—	—	—	—	50
Proceeds from issuance of noncontrolling interest	—	—	—	—	608	608
Cash distributions to noncontrolling interest holders—redeemable and non-redeemable	—	—	—	—	(3,176)	(3,176)
Deconsolidation of noncontrolling interest	—	—	—	(14)	—	(14)
Payments of loan costs	—	(12,791)	—	—	—	(12,791)
Cash distributions to shareholders	—	—	—	(8,455)	8,455	—

Net cash provided by (used in) financing activities	206	37,842	(2,930)	(8,469)	(2,113)	24,536

Net increase (decrease) in cash and cash equivalents	214	(14,234)	(4,210)	(751)	—	(18,981)
Cash and cash equivalents, beginning of period	65	14,314	12,847	5,732	—	32,958

Cash and cash equivalents, end of period	$279	$80	$8,637	$4,981	$—	$13,977

CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
YEAR ENDED DECEMBER 31, 2009
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Revenues:
Net patient service revenue	$—	$—	$369,728	$147,918	$—	$517,646
Other revenue	—	—	4,755	1,203	—	5,958
(Loss) income from equity investment	(6,795)	52,672	4,614	—	(49,611)	880
Intercompany revenue	—	845	86,862	—	(87,707)	—

Total revenues	(6,795)	53,517	465,959	149,121	(137,318)	524,484
Expenses:
Salaries and benefits	962	—	219,734	38,836	—	259,532
Medical supplies	—	—	43,913	1,448	—	45,361
Facility rent expenses	—	—	19,964	2,142	—	22,106
Other operating expenses	—	—	21,268	3,130	—	24,398
General and administrative expenses	2	739	50,653	3,143	—	54,537
Depreciation and amortization	—	—	43,605	2,811	—	46,416
Provision for doubtful accounts	—	—	8,526	4,345	—	12,871
Interest expense, net	(10)	53,831	9,031	(350)	—	62,502
Impairment loss	—	—	3,470	4	—	3,474
Intercompany expenses	—	—	—	87,707	(87,707)	—

Total expenses	954	54,570	420,164	143,216	(87,707)	531,197

(Loss) income before income taxes	(7,749)	(1,053)	45,795	5,905	(49,611)	(6,713)
Income tax (expense) benefit	—	7,680	(6,460)	(218)	—	1,002

Net (loss) income	(7,749)	(8,733)	52,255	6,123	(49,611)	(7,715)
Net income attributable to noncontrolling interests—redeemable and non-redeemable	—	—	—	—	(1,835)	(1,835)

Net (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	(7,749)	(8,733)	52,255	6,123	(51,446)	(9,550)
Unrealized comprehensive income (loss):	—	1,938	(137)	—	—	1,801

Comprehensive (loss) income	(7,749)	(6,795)	52,118	6,123	(49,611)	(5,914)

Comprehensive income attributable to noncontrolling interests-redeemable and non-redeemable:	—	—	—	—	(1,835)	(1,835)

Comprehensive (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	$(7,749)	$(6,795)	$52,118	$6,123	$(51,446)	$(7,749)

CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2009
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Net (loss) income	$(7,749)	$(8,733)	$52,255	$6,123	$(49,611)	$(7,715)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	—	—	29,211	2,626	—	31,837
Amortization	—	—	14,394	185	—	14,579
Deferred rent expense	—	—	2,170	1,029	—	3,199
Deferred income tax provision	(34)	(6,825)	5,524	—	—	(1,335)
Stock-based compensation	962	—	—	—	—	962
Impairment loss	—	—	3,470	4	—	3,474
Provision for doubtful accounts	—	—	8,526	4,345	—	12,871
Loss on the sale of property and equipment	—	—	1,345	(4)	—	1,341
Write-off of acquisition-related costs	—	—	812	—	—	812
Amortization of debt discount	—	1,208	—	—	—	1,208
Amortization of loan costs	—	2,850	—	—	—	2,850
Equity interest in net earnings of joint ventures	6,795	(52,672)	(4,614)	—	49,611	(880)
Changes in operating assets and liabilities:
Accounts receivable	—	—	(58)	(3,732)	—	(3,790)
Income taxes receivable and other receivables	—	10,910	2,776	(545)	—	13,141
Inventories	—	—	14	(4)	—	10
Prepaid expenses	—	(2)	1,670	338	—	2,006
Intercompany payable / receivable	58	64,302	(64,057)	(303)	—	—
Accounts payable	—	(98)	(1,464)	597	—	(965)
Accrued expenses	—	(627)	(1,280)	(300)	(6)	(2,213)

Net cash provided by (used in) operating activities	32	10,313	50,694	10,359	(6)	71,392
Cash flows from investing activities
Purchases of property and equipment	—	—	(33,838)	(1,605)	—	(35,443)
Acquisition of radiation centers	—	—	(2,449)	—	—	(2,449)
Restricted cash associated with earn-out provisions of acquisitions	—	—	2,269	—	—	2,269
Purchase of joint venture interests	—	—	(13,593)	—	—	(13,593)
Proceeds from the sale of property and equipment	—	—	39	105	—	144
Repayments from (loans to) employees	—	—	451	27	—	478
Contribution of capital to joint venture entities	—	—	(2,665)	—	279	(2,386)
Proceeds from sale of equity interest in joint venture	—	—	250	385	(635)	—
Distributions received from joint venture	—	1,142	3,959	—	(5,101)	—
Change in other assets and other liabilities	3	(1,976)	(1,464)	239	6	(3,192)

Net cash provided by (used in) investing activities	3	(834)	(47,041)	(849)	(5,451)	(54,172)
Cash flows from financing activities
Principal repayments of debt	—	(18,768)	(10,925)	—	—	(29,693)
Repayments of finance obligation	—	—	(1,242)	—	—	(1,242)
Payments of notes receivable from shareholder	25	—	—	—	—	25
Proceeds from issuance of noncontrolling interest	—	—	—	—	356	356
Cash distributions to noncontrolling interest holders—redeemable and non-redeemable	—	—	—	—	(2,876)	(2,876)
Cash distributions to shareholders	—	—	—	(7,977)	7,977	—

Net cash provided by (used in) financing activities	25	(18,768)	(12,167)	(7,977)	5,457	(33,430)

Net increase (decrease) in cash and cash equivalents	60	(9,289)	(8,514)	1,533	—	(16,210)
Cash and cash equivalents, beginning of period	5	23,603	21,361	4,199	—	49,168

Cash and cash equivalents, end of period	$65	$14,314	$12,847	$5,732	—	$32,958